DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

(in thousands of $)	2019	2018
$155.3 million term loan	155,355	—
$93.75 million term loan	90,463	—
$131.79 million term loan	125,872	—
$284.0 million term loan	—	168,320
$420.0 million term loan	320,159	331,795
$425.0 million term loan	322,502	347,154
$102.7 million term loan	—	94,225
$73.4 million term loan	—	60,199
$80.2 million term loan	—	67,669
$120.0 million term loan	107,797	115,932
Total U.S. dollar denominated floating rate debt	1,122,148	1,185,294
U.S. dollar denominated fixed rate debt	—	167,382
Deferred charges	(8,278)	(3,634)
Total debt	1,113,870	1,349,042
Less: current portion	(87,787)	(471,764)
	1,026,083	877,278

Schedule of Debt
Movements in 2019 and 2018 are summarized as follows:

(in thousands of $)	Floating rate debt	Fixed rate debt	Deferred charges	Total
Balance at December 31, 2017	1,069,538	178,856	(3,935)	1,244,459
Loan repayments	(154,244)	(22,049)	—	(176,293)
Loan draw downs	270,000	—	—	270,000
Amortization of purchase price adjustment	—	10,019	—	10,019
Convertible bond loss on extinguishment	—	556	—	556
Amortization of capitalized fees and expenses	—	—	301	301
Balance at December 31, 2018	1,185,294	167,382	(3,634)	1,349,042
Loan repayments	(453,040)	(168,195)	—	(621,235)
Loan draw downs	389,894	—	—	389,894
Amortization of purchase price adjustment	—	813	—	813
Capitalization of debt issuance cost, net of amortization	—	—	(4,644)	(4,644)
Balance at December 31, 2019	1,122,148	—	(8,278)	1,113,870

Schedule of Maturities of Long-term Debt	The outstanding debt as of December 31, 2019 is repayable as follows:

(in thousands of $)
2020	87,787
2021	360,987
2022	63,136
2023	288,750
2024	254,369
Thereafter	67,119
1,122,148
Deferred charges	(8,278)
1,113,870